Partners' Capital (Details Textuals) (USD $)	1 Months Ended			12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Partners' Capital Account, Units, Sold in Public Offering		21,500,000
Partners' Capital Account, Units, Sold in Private Placement			3,000,000
Percentage of outstanding units voting as a single class to remove general partner				66.67%
Days after the end of each quarter to receive cash distributions				45 days
Net Proceeds from Issuance of Common Limited Partners Units	$ 55,000,000	$ 1,200,000,000	$ 760,000,000	$ 55,000,000	$ 1,962,000,000	$ 2,559,000,000
Offering Costs, Partnership Interests	$ 554,000
Partners' Capital Account, Units, Sale of Units	1,080,448		14,250,000
Option on Securities [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Units, Sold in Public Offering		3,225,000	1,687,500